Pensions and Other Benefit Plans (Details 14) (USD $) In Millions, unless otherwise specified	Dec. 28, 2014	Dec. 29, 2013	Dec. 30, 2012
Defined Benefit Plan Disclosure [Line Items]
Plan Assets	$ 22,575	$ 20,901
Short-term investment funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan Assets	719	865
Government and agency securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan Assets	1,934	1,965
Debt instruments [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan Assets	1,144	1,216
Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan Assets	11,225	10,553
Commingled Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan Assets	7,251	5,890
Insurance Contracts [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan Assets	24	25
Other Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan Assets	278	387
Quoted prices in active markets for identical assets and liabilities Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan Assets	11,373	10,834
Quoted prices in active markets for identical assets and liabilities Level 1 [Member] | Short-term investment funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan Assets	168	304
Quoted prices in active markets for identical assets and liabilities Level 1 [Member] | Government and agency securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan Assets	0	0
Quoted prices in active markets for identical assets and liabilities Level 1 [Member] | Debt instruments [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan Assets	0	0
Quoted prices in active markets for identical assets and liabilities Level 1 [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan Assets	11,204	10,526
Quoted prices in active markets for identical assets and liabilities Level 1 [Member] | Commingled Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan Assets	0	0
Quoted prices in active markets for identical assets and liabilities Level 1 [Member] | Insurance Contracts [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan Assets	0	0
Quoted prices in active markets for identical assets and liabilities Level 1 [Member] | Other Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan Assets	1	4
Significant other observable inputs Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan Assets	11,068	9,926
Significant other observable inputs Level 2 [Member] | Short-term investment funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan Assets	551	561
Significant other observable inputs Level 2 [Member] | Government and agency securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan Assets	1,934	1,965
Significant other observable inputs Level 2 [Member] | Debt instruments [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan Assets	1,143	1,215
Significant other observable inputs Level 2 [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan Assets	21	23
Significant other observable inputs Level 2 [Member] | Commingled Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan Assets	7,205	5,846
Significant other observable inputs Level 2 [Member] | Insurance Contracts [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan Assets	0	2
Significant other observable inputs Level 2 [Member] | Other Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan Assets	214	314
Significant unobservable inputs Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan Assets	134	141	150
Significant unobservable inputs Level 3 [Member] | Short-term investment funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan Assets	0	0
Significant unobservable inputs Level 3 [Member] | Government and agency securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan Assets	0	0
Significant unobservable inputs Level 3 [Member] | Debt instruments [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan Assets	1	1	3
Significant unobservable inputs Level 3 [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan Assets	0	4	4
Significant unobservable inputs Level 3 [Member] | Commingled Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan Assets	46	44	50
Significant unobservable inputs Level 3 [Member] | Insurance Contracts [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan Assets	24	23	24
Significant unobservable inputs Level 3 [Member] | Other Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan Assets	$ 63	$ 69	$ 69